GOODWILL AND OTHER INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2012
GOODWILL AND OTHER INTANGIBLE ASSETS, NET

NOTE 6:- GOODWILL AND OTHER INTANGIBLE ASSETS, NET

a.	Goodwill:

Changes in goodwill in the years ended December 31, 2011 and 2012 are as follows:

	2011	2012
Goodwill, beginning of year	$717,052	$727,875
Acquisitions	10,823	—

Goodwill, end of year	$727,875	$727,875

b.	Other intangible assets, net:

Net other intangible assets consisted of the following:

	Useful	December 31,
	life	2011	2012
Original amount:
Core technology	3 - 8	$143,748	$131,797
Trademarks and trade names	3 - 20	26,476	26,476
Customer relationships	2 - 6	68,597	55,108

		238,821	213,381

Accumulated amortization:
Core technology		137,736	129,767
Trademarks and trade names		9,070	10,738
Customer relationships		65,776	53,665

		212,582	194,170

Other intangible assets, net:
Core technology		6,012	2,030
Trademarks and trade names		17,406	15,738
Customer relationships		2,821	1,443

		$26,239	$19,211

The estimated future amortization expense of other intangible assets as of December 31, 2012 is as follows:

2013	$3,020
2014	2,142
2015	2,023
2016	1,899
2017	1,817
Thereafter	8,310

$19,211